Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-I
Statement to Securityholders
Determination Date: December 11, 2019

Payment Date	12/16/2019
Collection Period Start	11/1/2019
Collection Period End	11/30/2019
Interest Period Start	11/15/2019
Interest Period End	12/15/2019

Cut-Off Date Net Pool Balance	$1,250,000,000.97
Cut-Off Date Adjusted Pool Balance	$1,225,534,021.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$17,914,381.20	$17,914,381.20	$—	—	Jun-20
Class A-2 Notes	$410,000,000.00	$14,485,939.87	$395,514,060.13	0.964668	Apr-22
Class A-3 Notes	$410,000,000.00	$—	$410,000,000.00	1.000000	Nov-23
Class A-4 Notes	$124,620,000.00	$—	$124,620,000.00	1.000000	Oct-24
Class B Notes	$18,390,000.00	$—	$18,390,000.00	1.000000	Oct-24
Class C Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Dec-24
Class D Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Aug-25
Total Notes	$1,005,444,381.20	$32,400,321.07	$973,044,060.13

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,028,300,686.47	$995,165,936.63	0.796133
YSOC Amount	$19,792,470.22	$19,058,041.45
Adjusted Pool Balance	$1,008,508,216.25	$976,107,895.18
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Reserve Account Balance	$3,063,835.05	$3,063,835.05

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$17,914,381.20	2.50668%	ACT/360	$38,668.73
Class A-2 Notes	$410,000,000.00	2.58000%	30/360	$881,500.00
Class A-3 Notes	$410,000,000.00	2.51000%	30/360	$857,583.33
Class A-4 Notes	$124,620,000.00	2.56000%	30/360	$265,856.00
Class B Notes	$18,390,000.00	2.76000%	30/360	$42,297.00
Class C Notes	$12,260,000.00	2.96000%	30/360	$30,241.33
Class D Notes	$12,260,000.00	3.20000%	30/360	$32,693.33
Total Notes	$1,005,444,381.20			$2,148,839.72

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,028,300,686.47	$995,165,936.63
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,008,508,216.25	$976,107,895.18
Number of Receivable Outstanding	60,437	59,605
Weight Average Contract Rate	4.42%	4.43%
Weighted Average Remaining Term (months)	52	51

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,845,698.48
Principal Collections	$32,905,376.44
Liquidation Proceeds	$83,881.50
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$36,834,956.42
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$36,834,956.42

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$856,917.24	$856,917.24	$—	$—	$35,978,039.18
Interest - Class A-1 Notes	$38,668.73	$38,668.73	$—	$—	$35,939,370.45
Interest - Class A-2 Notes	$881,500.00	$881,500.00	$—	$—	$35,057,870.45
Interest - Class A-3 Notes	$857,583.33	$857,583.33	$—	$—	$34,200,287.12
Interest - Class A-4 Notes	$265,856.00	$265,856.00	$—	$—	$33,934,431.12
First Allocation of Principal	$—	$—	$—	$—	$33,934,431.12
Interest - Class B Notes	$42,297.00	$42,297.00	$—	$—	$33,892,134.12
Second Allocation of Principal	$4,816,486.02	$4,816,486.02	$—	$—	$29,075,648.10
Interest - Class C Notes	$30,241.33	$30,241.33	$—	$—	$29,045,406.77
Third Allocation of Principal	$12,260,000.00	$12,260,000.00	$—	$—	$16,785,406.77
Interest - Class D Notes	$32,693.33	$32,693.33	$—	$—	$16,752,713.44
Fourth Allocation of Principal	$12,260,000.00	$12,260,000.00	$—	$—	$4,492,713.44
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,492,713.44
Regular Principal Distribution Amount	$3,063,835.05	$3,063,835.05	$—	$—	$1,428,878.39
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,428,878.39
Remaining Funds to Certificates	$1,428,878.39	$1,428,878.39	$—	$—	$—
Total	$36,834,956.42	$36,834,956.42	—	—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$19,792,470.22
Increase/(Decrease)	$(734,428.77)
Ending YSOC Amount	$19,058,041.45

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,008,508,216.25	$976,107,895.18
Note Balance	$1,005,444,381.20	$973,044,060.13
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Target Overcollateralization Amount	$3,063,835.05	$3,063,835.05
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,063,835.05
Beginning Reserve Account Balance	$3,063,835.05
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,063,835.05

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	24	$229,373.40
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	44	$83,881.50
Monthly Net Losses (Liquidation Proceeds)			$145,491.90
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.01%
Second Preceding Collection Period			0.26%
Preceding Collection Period			0.29%
Current Collection Period			0.17%
Four-Month Average Net Loss Ratio			0.18%
Cumulative Net Losses for All Periods			$832,919.92
Cumulative Net Loss Ratio			0.07%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.20%	97	$1,943,372.49
60-89 Days Delinquent	0.03%	16	$310,130.33
90-119 Days Delinquent	0.01%	6	$110,101.84
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.24%	119	$2,363,604.66

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	9	$177,109.47
Total Repossessed Inventory	15	$324,770.72

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	22	$420,232.17
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.04%
Second Preceding Collection Period		0.04%
Preceding Collection Period		0.04%
Current Collection Period		0.04%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No